Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Asset Retirement Obligations

Note 10—Asset Retirement Obligations

The Predecessor recognizes an estimated liability for future costs associated with the plugging and abandonment of its oil and natural gas properties. A liability for the fair value of an asset retirement obligation (“ARO”) and a corresponding increase to the carrying value of the related long‑lived asset are recorded at the time a well is drilled or acquired. The increase in carrying value is included in proved oil and natural gas properties in the accompanying consolidated and combined balance sheets. The Predecessor depletes the amount added to proved oil and gas property costs and recognizes expense in connection with the accretion of the discounted liability over the remaining estimated economic lives of the respective oil and natural gas properties. Cash paid to settle asset retirement obligations is included in the operating section of the Predecessor’s accompanying consolidated and combined statements of cash flows.

The Predecessor’s estimated asset retirement obligation liability is based on historical experience in plugging and abandoning wells, estimated economic lives, estimated plugging and abandonment cost, and federal and state regulatory requirements. The liability is discounted using the credit‑adjusted risk‑free rate estimated at the time the liability is incurred or revised. In periods subsequent to the initial measurement of the ARO, the Predecessor must recognize period‑to‑period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate of undiscounted cash flows.

The following table summarizes the changes in the Predecessor’s asset retirement obligations for the periods indicated (in thousands):

	For the Year Ended
	December 31,
	2015	2014
Asset retirement obligations, beginning of year	$1,824	$3,557
Additional liabilities incurred	133	670
Liabilities acquired	178	—
Liabilities disposed(1)	—	(2,820)
Accretion expense	139	156
Revision of estimated liabilities	14	261
Asset retirement obligations, end of year	$2,288	$1,824

(1)Refer to Note 4—Acquisitions and Divestitures.